Short-Term Borrowings (Details) $ in Millions	1 Months Ended					12 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	May 31, 2024 USD ($)	May 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Short-Term Borrowings [Line Items]
Principal amount borrowed on short term loan		$ 385,000	$ 3			$ 644,000
Percentage of interest rate per annum	8.00%	8.00%	8.00%
Short-Term Debt, Outstanding Principal Together With Accrued Interest	$ 37,500
Short Term Debt [Member]
Short-Term Borrowings [Line Items]
Principal amount borrowed on short term loan				$ 2,575,000	$ 20
Percentage of interest rate per annum				15.00%	15.00%
Outstanding principal amount						2,506,000
Accrued interest						146,000
Short Term Debt [Member]
Short-Term Borrowings [Line Items]
Principal amount borrowed on short term loan				$ 644,000	$ 5
Percentage of interest rate per annum				5.83%	5.83%
Accrued interest						$ 22,000
Due date				Jul. 31, 2024	Jul. 31, 2024